Expenses from salaries and employee benefits	12 Months Ended
Dec. 31, 2024
Expenses From Salaries and Employee Benefits [Abstract]
Expenses from salaries and employee benefits
35.	Expenses from salaries and employee benefits:

The composition of the expense for employee benefit obligations during the period 2024, 2023 and 2022 is as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$

Expenses for short-term employee benefit	528,466	534,177	491,696
Expenses for employee benefits due to termination of employment contract	42,125	35,391	27,381
Training expenses	3,440	3,751	2,596
Expenses for nursery and kindergarten	1,618	1,513	1,403
Other personnel expenses	6,898	7,852	5,150
Total	582,547	582,684	528,226